LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of components of lease costs

	For the year ended December 31, 2019	For the year ended December 31, 2020
Operating lease costs	4,956	4,846
Short-term lease costs	2,189	488
Financing lease costs:
Amortization of ROU assets	247	152
Interests	66	92
Total lease costs	7,458	5,578

Other information	For the year ended December 31, 2019	For the year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,526	5,118
Operating cash flows from financing leases	290	991
Financing cash flows from financing leases	66	92
ROU assets obtained in exchange for new operating lease liabilities	10,060	10,261
ROU obtained in exchange for new finance lease liabilities	—	—
Weighted-average remaining lease term (in years):
Operating leases	6.45	3.47
Financing leases	3.65	3.72
Weighted-average discount rate:
Operating leases	5.03%	4.92%
Financing leases	5.44%	5.70%

Schedule of future minimum lease payments for operating and financing leases

Future minimum lease payments for operating and financing leases as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
2021	4,772	49
2022	3,474	49
2023	2,296	49
2024	1,923	35
2025	1,072	—
Total minimum lease payments	13,537	182
Less: Imputed interest	(1,150)	(17)
Total lease liability balance	12,387	165

Minimum payments related to leases not yet commenced as of December 31,2020	—	—